Nature and extent of risks arising from financial instruments - Summary of Credit Exposure Associated With on-and Off-balance Sheet Financial Instruments (Detail) - Credit risk [member] - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
On balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 1,049,970	$ 985,241
On balance sheet risk [member] | On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	947,003	889,994
On balance sheet risk [member] | Derivatives gross not subject to master netting arrangement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	102,967	95,247
Off balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	667,550	656,994
Off balance sheet risk [member] | Committed and uncommitted [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	551,469	526,907
Off balance sheet risk [member] | Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	116,081	130,087
Canada [member] | On balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 666,111	$ 613,187
Maximum exposure to credit risk	64.00%	62.00%
Canada [member] | On balance sheet risk [member] | On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 646,567	$ 594,823
Maximum exposure to credit risk	69.00%	66.00%
Canada [member] | On balance sheet risk [member] | Derivatives gross not subject to master netting arrangement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 19,544	$ 18,364
Maximum exposure to credit risk	19.00%	19.00%
Canada [member] | Off balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 435,317	$ 424,944
Maximum exposure to credit risk	65.00%	65.00%
Canada [member] | Off balance sheet risk [member] | Committed and uncommitted [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 367,907	$ 345,545
Maximum exposure to credit risk	67.00%	66.00%
Canada [member] | Off balance sheet risk [member] | Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 67,410	$ 79,399
Maximum exposure to credit risk	58.00%	61.00%
United States [member] | On balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 212,490	$ 204,093
Maximum exposure to credit risk	20.00%	21.00%
United States [member] | On balance sheet risk [member] | On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 189,240	$ 184,040
Maximum exposure to credit risk	20.00%	21.00%
United States [member] | On balance sheet risk [member] | Derivatives gross not subject to master netting arrangement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 23,250	$ 20,053
Maximum exposure to credit risk	23.00%	21.00%
United States [member] | Off balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 163,572	$ 157,544
Maximum exposure to credit risk	25.00%	24.00%
United States [member] | Off balance sheet risk [member] | Committed and uncommitted [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 148,326	$ 142,692
Maximum exposure to credit risk	27.00%	27.00%
United States [member] | Off balance sheet risk [member] | Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 15,246	$ 14,852
Maximum exposure to credit risk	13.00%	11.00%
Europe [member] | On balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 114,306	$ 111,412
Maximum exposure to credit risk	11.00%	11.00%
Europe [member] | On balance sheet risk [member] | On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 60,554	$ 60,645
Maximum exposure to credit risk	6.00%	7.00%
Europe [member] | On balance sheet risk [member] | Derivatives gross not subject to master netting arrangement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 53,752	$ 50,767
Maximum exposure to credit risk	52.00%	53.00%
Europe [member] | Off balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 61,396	$ 66,379
Maximum exposure to credit risk	9.00%	10.00%
Europe [member] | Off balance sheet risk [member] | Committed and uncommitted [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 29,462	$ 31,530
Maximum exposure to credit risk	5.00%	6.00%
Europe [member] | Off balance sheet risk [member] | Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 31,934	$ 34,849
Maximum exposure to credit risk	28.00%	27.00%
Other International [member] | On balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 57,063	$ 56,549
Maximum exposure to credit risk	5.00%	6.00%
Other International [member] | On balance sheet risk [member] | On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 50,642	$ 50,486
Maximum exposure to credit risk	5.00%	6.00%
Other International [member] | On balance sheet risk [member] | Derivatives gross not subject to master netting arrangement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 6,421	$ 6,063
Maximum exposure to credit risk	6.00%	7.00%
Other International [member] | Off balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 7,265	$ 8,127
Maximum exposure to credit risk	1.00%	1.00%
Other International [member] | Off balance sheet risk [member] | Committed and uncommitted [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 5,774	$ 7,140
Maximum exposure to credit risk	1.00%	1.00%
Other International [member] | Off balance sheet risk [member] | Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 1,491	$ 987
Maximum exposure to credit risk	1.00%	1.00%